Financial assets at fair value through profit or loss - Mandatorily at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	€ 56,481	€ 54,983
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	55,464	53,911
Equity securities
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	228	179
- Debt securities
Disclosure of fair value measurement of assets [line items]
Mandatorily measured at fair value through profit or loss	€ 789	€ 894